FINANCE INCOME AND COSTS (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest expense:
Loans and notes	₽ 28,174	₽ 30,105	₽ 25,589
Amortization of debt issuance costs	97	489	415
Lease obligations	12,277	13,416	12,852
Provisions: unwinding of discount	138	113	151
Total interest expense	40,686	44,123	39,007
Loss on financial instruments	373	780	1,008
Other finance costs	85	151	44
Total finance costs	41,144	45,054	40,059
Less: amounts capitalized on qualifying assets	(426)	(550)	(460)
Debt modification/derecognition and other loss/(gain)	1,366	2,862	(2,614)
Finance costs	42,084	47,366	36,985
Finance income on loans and receivables:
Interest income on bank deposits	2,282	3,318	4,780
Interest income on loans issued	17	91	357
Other finance income	1,138	943	442
Finance income	3,437	4,352	5,579
Net finance costs	₽ 38,647	₽ 43,014	₽ 31,406
Annual weighted average capitalization rates	6.90%	8.10%	8.20%